H1 2021 Product Sales year-on-year analysis (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021
Product sales
Product Sales	$ 8,045	$ 7,257	$ 7,011	$ 6,520	$ 6,048	$ 6,311
World
Product sales
Product Sales	$ 8,045						$ 15,302
Actual %, year-on-year	33.00%						24.00%
CER %, year-on-year	27.00%						19.00%
Emerging Markets
Product sales
Product Sales	$ 2,834						$ 5,423
Actual %, year-on-year	38.00%						26.00%
CER %, year-on-year	31.00%						20.00%
US
Product sales
Product Sales	$ 2,470						$ 4,729
Actual %, year-on-year	23.00%						16.00%
Europe
Product sales
Product Sales	$ 1,704						$ 3,243
Actual %, year-on-year	55.00%						41.00%
CER %, year-on-year	39.00%						28.00%
Established ROW
Product sales
Product Sales	$ 1,037						$ 1,907
Actual %, year-on-year	17.00%						15.00%
CER %, year-on-year	12.00%						9.00%
Total Oncology
Product sales
Product Sales	$ 3,286	2,981	2,908	2,831	2,609	2,502
Total Oncology | World
Product sales
Product Sales	$ 3,286						$ 6,267
Actual %, year-on-year	26.00%						23.00%
CER %, year-on-year	21.00%						18.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 864						$ 1,626
Actual %, year-on-year	15.00%						11.00%
CER %, year-on-year	8.00%						6.00%
Total Oncology | US
Product sales
Product Sales	$ 1,301						$ 2,494
Actual %, year-on-year	33.00%						28.00%
Total Oncology | Europe
Product sales
Product Sales	$ 608						$ 1,183
Actual %, year-on-year	38.00%						33.00%
CER %, year-on-year	23.00%						20.00%
Total Oncology | Established ROW
Product sales
Product Sales	$ 513						$ 964
Actual %, year-on-year	18.00%						19.00%
CER %, year-on-year	15.00%						14.00%
Tagrisso
Product sales
Product Sales	$ 1,306	1,149	1,157	1,155	1,034	982
Tagrisso | World
Product sales
Product Sales	$ 1,306						$ 2,454
Actual %, year-on-year	26.00%						22.00%
CER %, year-on-year	21.00%						17.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 390						$ 697
Actual %, year-on-year	24.00%						17.00%
CER %, year-on-year	15.00%						10.00%
Tagrisso | US
Product sales
Product Sales	$ 438						$ 853
Actual %, year-on-year	24.00%						18.00%
Tagrisso | Europe
Product sales
Product Sales	$ 244						$ 468
Actual %, year-on-year	49.00%						44.00%
CER %, year-on-year	34.00%						30.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 234						$ 436
Actual %, year-on-year	16.00%						18.00%
CER %, year-on-year	13.00%						13.00%
Imfinzi
Product sales
Product Sales	$ 604	556	555	533	492	462
Imfinzi | World
Product sales
Product Sales	$ 604						$ 1,160
Actual %, year-on-year	23.00%						22.00%
CER %, year-on-year	19.00%						18.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 75						$ 133
CER %, year-on-year							99.00%
Imfinzi | US
Product sales
Product Sales	$ 305						$ 597
Actual %, year-on-year	6.00%						4.00%
Imfinzi | Europe
Product sales
Product Sales	$ 118						$ 227
Actual %, year-on-year	28.00%						36.00%
CER %, year-on-year	15.00%						23.00%
Imfinzi | Established ROW
Product sales
Product Sales	$ 106						$ 203
Actual %, year-on-year	30.00%						35.00%
CER %, year-on-year	26.00%						30.00%
Lynparza
Product sales
Product Sales	$ 588	543	496	464	419	397
Lynparza | World
Product sales
Product Sales	$ 588						$ 1,131
Actual %, year-on-year	40.00%						39.00%
CER %, year-on-year	35.00%						34.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 99						$ 186
Actual %, year-on-year	54.00%						54.00%
CER %, year-on-year	47.00%						50.00%
Lynparza | US
Product sales
Product Sales	$ 269						$ 523
Actual %, year-on-year	29.00%						29.00%
Lynparza | Europe
Product sales
Product Sales	$ 153						$ 301
Actual %, year-on-year	59.00%						52.00%
CER %, year-on-year	43.00%						38.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 67						$ 121
Actual %, year-on-year	35.00%						32.00%
CER %, year-on-year	30.00%						26.00%
Calquence
Product sales
Product Sales	$ 280	209	182	145	107	88
Calquence | World
Product sales
Product Sales	280						$ 490
Calquence | Emerging Markets
Product sales
Product Sales	5						7
Calquence | US
Product sales
Product Sales	250						445
Calquence | Europe
Product sales
Product Sales	22						32
Calquence | Established ROW
Product sales
Product Sales	3						6
Koselugo
Product sales
Product Sales	26	21	17	13	7
Koselugo | World
Product sales
Product Sales	26						48
Koselugo | US
Product sales
Product Sales	26						47
Koselugo | Europe
Product sales
Product Sales							1
Enhertu
Product sales
Product Sales	3	1
Enhertu | World
Product sales
Product Sales	3						4
Enhertu | Emerging Markets
Product sales
Product Sales	3						4
Zoladex
Product sales
Product Sales	244	221	216	230	217	225
Zoladex | World
Product sales
Product Sales	$ 244						$ 466
Actual %, year-on-year	12.00%						5.00%
CER %, year-on-year	5.00%						(1.00%)
Zoladex | Emerging Markets
Product sales
Product Sales	$ 159						$ 296
Actual %, year-on-year	14.00%						3.00%
CER %, year-on-year	7.00%						(3.00%)
Zoladex | US
Product sales
Product Sales	$ 3						$ 8
Actual %, year-on-year	2.00%						58.00%
Zoladex | Europe
Product sales
Product Sales	$ 37						$ 74
Actual %, year-on-year	12.00%						9.00%
CER %, year-on-year	(1.00%)						(1.00%)
Zoladex | Established ROW
Product sales
Product Sales	$ 45						$ 88
Actual %, year-on-year	6.00%						9.00%
CER %, year-on-year	2.00%						3.00%
Faslodex
Product sales
Product Sales	$ 105	122	130	138	146	166
Faslodex | World
Product sales
Product Sales	$ 105						$ 227
Actual %, year-on-year	(28.00%)						(27.00%)
CER %, year-on-year	(31.00%)						(31.00%)
Faslodex | Emerging Markets
Product sales
Product Sales	$ 38						$ 80
Actual %, year-on-year	(28.00%)						(20.00%)
CER %, year-on-year	(30.00%)						(22.00%)
Faslodex | US
Product sales
Product Sales	$ 7						$ 16
Actual %, year-on-year	(35.00%)						(52.00%)
Faslodex | Europe
Product sales
Product Sales	$ 30						$ 71
Actual %, year-on-year	(43.00%)						(39.00%)
CER %, year-on-year	(49.00%)						(45.00%)
Faslodex | Established ROW
Product sales
Product Sales	$ 30						$ 60
Actual %, year-on-year	(1.00%)						(3.00%)
CER %, year-on-year	(2.00%)						(6.00%)
Iressa
Product sales
Product Sales	$ 47	61	67	54	70	77
Iressa | World
Product sales
Product Sales	$ 47						$ 107
Actual %, year-on-year	(34.00%)						(27.00%)
CER %, year-on-year	(38.00%)						(31.00%)
Iressa | Emerging Markets
Product sales
Product Sales	$ 36						$ 89
Actual %, year-on-year	(38.00%)						(26.00%)
CER %, year-on-year	(43.00%)						(31.00%)
Iressa | US
Product sales
Product Sales	$ 3						$ 5
Actual %, year-on-year	(30.00%)						(27.00%)
Iressa | Europe
Product sales
Product Sales	$ 1						$ 3
Actual %, year-on-year	(61.00%)						(66.00%)
CER %, year-on-year	(68.00%)						(71.00%)
Iressa | Established ROW
Product sales
Product Sales	$ 7						$ 10
Actual %, year-on-year	30.00%						(10.00%)
CER %, year-on-year	27.00%						(13.00%)
Arimidex
Product sales
Product Sales	$ 29	44	36	42	58	50
Arimidex | World
Product sales
Product Sales	$ 29						$ 73
Actual %, year-on-year	(50.00%)						(32.00%)
CER %, year-on-year	(53.00%)						(35.00%)
Arimidex | Emerging Markets
Product sales
Product Sales	$ 20						$ 56
Actual %, year-on-year	(58.00%)						(37.00%)
CER %, year-on-year	(60.00%)						(40.00%)
Arimidex | Europe
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	14.00%						26.00%
CER %, year-on-year	(22.00%)						12.00%
Arimidex | Established ROW
Product sales
Product Sales	$ 8						$ 15
Actual %, year-on-year	(10.00%)						(10.00%)
CER %, year-on-year	(11.00%)						(13.00%)
Casodex
Product sales
Product Sales	$ 41	42	39	44	47	42
Casodex | World
Product sales
Product Sales	$ 41						$ 82
Actual %, year-on-year	(14.00%)						(7.00%)
CER %, year-on-year	(19.00%)						(13.00%)
Casodex | Emerging Markets
Product sales
Product Sales	$ 32						$ 64
Actual %, year-on-year	(14.00%)						(7.00%)
CER %, year-on-year	(21.00%)						(14.00%)
Casodex | Europe
Product sales
Product Sales							$ 1
Actual %, year-on-year							(29.00%)
CER %, year-on-year							(10.00%)
Casodex | Established ROW
Product sales
Product Sales	$ 9						$ 17
Actual %, year-on-year	(12.00%)						(7.00%)
CER %, year-on-year	(14.00%)						(10.00%)
Oncology, Others
Product sales
Product Sales	$ 13	12	13	13	12	13
Oncology, Others | World
Product sales
Product Sales	$ 13						$ 25
Actual %, year-on-year	12.00%						(1.00%)
CER %, year-on-year	6.00%						(4.00%)
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 7						$ 14
Actual %, year-on-year	24.00%						4.00%
CER %, year-on-year	18.00%						1.00%
Oncology, Others | Europe
Product sales
Product Sales	$ 2						$ 3
Actual %, year-on-year	46.00%						19.00%
CER %, year-on-year	(8.00%)						4.00%
Oncology, Others | Established ROW
Product sales
Product Sales	$ 4						$ 8
Actual %, year-on-year	(26.00%)						(13.00%)
CER %, year-on-year	(20.00%)						(13.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 2,023	1,912	1,842	1,794	1,759	1,701
BioPharmaceuticals: total CVRM | World
Product sales
Product Sales	$ 2,023						$ 3,935
Actual %, year-on-year	15.00%						14.00%
CER %, year-on-year	9.00%						9.00%
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 975						$ 1,921
Actual %, year-on-year	16.00%						19.00%
CER %, year-on-year	9.00%						14.00%
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 525						$ 987
Actual %, year-on-year	6.00%
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 363						$ 727
Actual %, year-on-year	31.00%						24.00%
CER %, year-on-year	18.00%						13.00%
BioPharmaceuticals: total CVRM | Established ROW
Product sales
Product Sales	$ 160						$ 300
Actual %, year-on-year	9.00%						9.00%
CER %, year-on-year	3.00%						3.00%
Farxiga
Product sales
Product Sales	$ 732	624	586	525	443	405
Farxiga | World
Product sales
Product Sales	$ 732						$ 1,356
Actual %, year-on-year	65.00%						60.00%
CER %, year-on-year	56.00%						53.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 297						$ 557
Actual %, year-on-year	80.00%						82.00%
CER %, year-on-year	70.00%						77.00%
Farxiga | US
Product sales
Product Sales	$ 171						$ 302
Actual %, year-on-year	38.00%						27.00%
Farxiga | Europe
Product sales
Product Sales	$ 198						$ 372
Actual %, year-on-year	86.00%						67.00%
CER %, year-on-year	67.00%						51.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 66						$ 125
Actual %, year-on-year	41.00%						53.00%
CER %, year-on-year	33.00%						44.00%
Brilinta
Product sales
Product Sales	$ 375	374	363	385	437	408
Brilinta | World
Product sales
Product Sales	$ 375						$ 749
Actual %, year-on-year	(14.00%)						(11.00%)
CER %, year-on-year	(18.00%)						(15.00%)
Brilinta | Emerging Markets
Product sales
Product Sales	$ 74						$ 180
Actual %, year-on-year	(52.00%)						(38.00%)
CER %, year-on-year	(55.00%)						(40.00%)
Brilinta | US
Product sales
Product Sales	$ 194						$ 360
Actual %, year-on-year	4.00%						2.00%
Brilinta | Europe
Product sales
Product Sales	$ 90						$ 178
Actual %, year-on-year	13.00%						3.00%
CER %, year-on-year	1.00%						(7.00%)
Brilinta | Established ROW
Product sales
Product Sales	$ 17						$ 31
Actual %, year-on-year	19.00%						6.00%
CER %, year-on-year							(7.00%)
Bydureon
Product sales
Product Sales	$ 95	103	122	109	116	100
Bydureon | World
Product sales
Product Sales	$ 95						$ 198
Actual %, year-on-year	(18.00%)						(9.00%)
CER %, year-on-year	(20.00%)						(10.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	97.00%						(6.00%)
CER %, year-on-year	77.00%						(7.00%)
Bydureon | US
Product sales
Product Sales	$ 77						$ 162
Actual %, year-on-year	(24.00%)						(12.00%)
Bydureon | Europe
Product sales
Product Sales	$ 15						$ 29
Actual %, year-on-year	17.00%						20.00%
CER %, year-on-year	1.00%						7.00%
Bydureon | Established ROW
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	(19.00%)						(9.00%)
CER %, year-on-year	(34.00%)						(22.00%)
Onglyza
Product sales
Product Sales	$ 99	101	105	110	115	141
Onglyza | World
Product sales
Product Sales	$ 99						$ 200
Actual %, year-on-year	(14.00%)						(22.00%)
CER %, year-on-year	(18.00%)						(25.00%)
Onglyza | Emerging Markets
Product sales
Product Sales	$ 51						$ 108
Actual %, year-on-year	(3.00%)						9.00%
CER %, year-on-year	(9.00%)						4.00%
Onglyza | US
Product sales
Product Sales	$ 26						$ 44
Actual %, year-on-year	(33.00%)						(58.00%)
Onglyza | Europe
Product sales
Product Sales	$ 15						$ 31
Actual %, year-on-year	12.00%						6.00%
CER %, year-on-year							(4.00%)
Onglyza | Established ROW
Product sales
Product Sales	$ 7						$ 17
Actual %, year-on-year	(31.00%)						(25.00%)
CER %, year-on-year	(39.00%)						(30.00%)
Byetta
Product sales
Product Sales	$ 16	16	19	15	15	20
Byetta | World
Product sales
Product Sales	$ 16						$ 32
Actual %, year-on-year	6.00%						(9.00%)
CER %, year-on-year							(12.00%)
Byetta | Emerging Markets
Product sales
Product Sales	$ 4						$ 8
Actual %, year-on-year							72.00%
CER %, year-on-year							79.00%
Byetta | US
Product sales
Product Sales	$ 7						$ 15
Actual %, year-on-year	(6.00%)						(20.00%)
Byetta | Europe
Product sales
Product Sales	$ 3						$ 5
Actual %, year-on-year	(19.00%)						(27.00%)
CER %, year-on-year	(35.00%)						(38.00%)
Byetta | Established ROW
Product sales
Product Sales	$ 2						$ 4
Actual %, year-on-year	(16.00%)						(17.00%)
CER %, year-on-year	(25.00%)						(26.00%)
Other diabetes
Product sales
Product Sales	$ 15	13	12	11	10	13
Other diabetes | World
Product sales
Product Sales	$ 15						$ 29
Actual %, year-on-year	49.00%						23.00%
CER %, year-on-year	40.00%						17.00%
Other diabetes | Emerging Markets
Product sales
Product Sales	$ 4						$ 8
Other diabetes | US
Product sales
Product Sales	$ 6						$ 11
Actual %, year-on-year	(4.00%)						(15.00%)
Other diabetes | Europe
Product sales
Product Sales	$ 5						$ 9
Actual %, year-on-year	71.00%						53.00%
CER %, year-on-year	47.00%						35.00%
Other diabetes | Established ROW
Product sales
Product Sales							$ 1
Actual %, year-on-year							25.00%
CER %, year-on-year							18.00%
Lokelma
Product sales
Product Sales	$ 39	33	28	21	17	11
Lokelma | World
Product sales
Product Sales	39						$ 72
Lokelma | Emerging Markets
Product sales
Product Sales	$ 1						2
Actual %, year-on-year	79.00%
CER %, year-on-year	78.00%
Lokelma | US
Product sales
Product Sales	$ 25						49
Lokelma | Europe
Product sales
Product Sales	3						5
Lokelma | Established ROW
Product sales
Product Sales	10						16
Roxadustat
Product sales
Product Sales	51	39
Roxadustat | World
Product sales
Product Sales	51						90
Roxadustat | Emerging Markets
Product sales
Product Sales	51						90
Crestor
Product sales
Product Sales	265	274	298	300	281	301
Crestor | World
Product sales
Product Sales	$ 265						$ 539
Actual %, year-on-year	(6.00%)						(7.00%)
CER %, year-on-year	(11.00%)						(11.00%)
Crestor | Emerging Markets
Product sales
Product Sales	$ 182						$ 372
Actual %, year-on-year	3.00%						1.00%
CER %, year-on-year	(3.00%)						(4.00%)
Crestor | US
Product sales
Product Sales	$ 19						$ 41
Actual %, year-on-year	10.00%						(10.00%)
Crestor | Europe
Product sales
Product Sales	$ 12						$ 32
Actual %, year-on-year	(61.00%)						(50.00%)
CER %, year-on-year	(67.00%)						(54.00%)
Crestor | Established ROW
Product sales
Product Sales	$ 52						$ 94
Actual %, year-on-year	(8.00%)						(10.00%)
CER %, year-on-year	(10.00%)						(12.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 266	250	200	225	218	177
Seloken/Toprol-XL | World
Product sales
Product Sales	$ 266						$ 515
Actual %, year-on-year	22.00%						30.00%
CER %, year-on-year	14.00%						24.00%
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 260						$ 503
Actual %, year-on-year	24.00%						34.00%
CER %, year-on-year	15.00%						27.00%
Seloken/Toprol-XL | US
Product sales
Product Sales							$ 1
Actual %, year-on-year	(83.00%)						(88.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 3						$ 6
Actual %, year-on-year	(20.00%)						(23.00%)
CER %, year-on-year	(12.00%)						(20.00%)
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 3						$ 5
Actual %, year-on-year	25.00%						3.00%
CER %, year-on-year	14.00%						(8.00%)
Atacand
Product sales
Product Sales	$ 23	34	63	54	59	66
Atacand | World
Product sales
Product Sales	$ 23						$ 57
Actual %, year-on-year	(62.00%)						(55.00%)
CER %, year-on-year	(61.00%)						(55.00%)
Atacand | Emerging Markets
Product sales
Product Sales	$ 15						$ 20
Actual %, year-on-year	(67.00%)						(79.00%)
CER %, year-on-year	(68.00%)						(79.00%)
Atacand | US
Product sales
Product Sales							$ 2
Actual %, year-on-year							(56.00%)
Atacand | Europe
Product sales
Product Sales	$ 8						$ 35
Actual %, year-on-year	31.00%
CER %, year-on-year	32.00%
CVRM, Others
Product sales
Product Sales	$ 47	51	46	39	48	59
CVRM, Others | World
Product sales
Product Sales	$ 47						$ 98
Actual %, year-on-year	(1.00%)						(7.00%)
CER %, year-on-year	(9.00%)						(13.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 35						$ 71
Actual %, year-on-year	20.00%						9.00%
CER %, year-on-year	10.00%						2.00%
CVRM, Others | Europe
Product sales
Product Sales	$ 11						$ 25
Actual %, year-on-year	(30.00%)						(19.00%)
CER %, year-on-year	(33.00%)						(22.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	(57.00%)						(20.00%)
CER %, year-on-year	(60.00%)						(23.00%)
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 1,420	1,541	1,528	1,161	1,117	1,551
BioPharmaceuticals: total Respiratory & Immunology | World
Product sales
Product Sales	$ 1,420						$ 2,961
Actual %, year-on-year	27.00%						11.00%
CER %, year-on-year	21.00%						6.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 343						$ 885
Actual %, year-on-year	56.00%						17.00%
CER %, year-on-year	45.00%						10.00%
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 597						$ 1,148
Actual %, year-on-year	27.00%						17.00%
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 318						$ 616
Actual %, year-on-year	19.00%						5.00%
CER %, year-on-year	7.00%						(5.00%)
BioPharmaceuticals: total Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 162						$ 312
Actual %, year-on-year	3.00%						(8.00%)
CER %, year-on-year	(5.00%)						(14.00%)
Symbicort
Product sales
Product Sales	$ 680	691	680	599	653	790
Symbicort | World
Product sales
Product Sales	$ 680						$ 1,371
Actual %, year-on-year	4.00%						(5.00%)
CER %, year-on-year	(1.00%)						(9.00%)
Symbicort | Emerging Markets
Product sales
Product Sales	$ 141						$ 306
Actual %, year-on-year	5.00%						5.00%
CER %, year-on-year							2.00%
Symbicort | US
Product sales
Product Sales	$ 264						$ 530
Actual %, year-on-year	6.00%						(5.00%)
Symbicort | Europe
Product sales
Product Sales	$ 176						$ 344
Actual %, year-on-year	9.00%						(3.00%)
CER %, year-on-year	(2.00%)						(12.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 99						$ 191
Actual %, year-on-year	(9.00%)						(20.00%)
CER %, year-on-year	(17.00%)						(26.00%)
Pulmicort
Product sales
Product Sales	$ 167	330	368	151	97	380
Pulmicort | World
Product sales
Product Sales	$ 167						$ 497
Actual %, year-on-year	72.00%						4.00%
CER %, year-on-year	59.00%						(2.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 119						$ 405
Actual %, year-on-year							9.00%
CER %, year-on-year	88.00%						2.00%
Pulmicort | US
Product sales
Product Sales	$ 18						$ 35
Actual %, year-on-year	40.00%						(2.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 18						$ 34
Actual %, year-on-year	23.00%						(15.00%)
CER %, year-on-year	7.00%						(25.00%)
Pulmicort | Established ROW
Product sales
Product Sales	$ 12						$ 23
Actual %, year-on-year	5.00%						(24.00%)
CER %, year-on-year	(1.00%)						(30.00%)
Fasenra
Product sales
Product Sales	$ 320	260	283	240	227	199
Fasenra | World
Product sales
Product Sales	$ 320						$ 580
Actual %, year-on-year	41.00%						36.00%
CER %, year-on-year	36.00%						32.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 5						$ 8
Actual %, year-on-year							25.00%
CER %, year-on-year							27.00%
Fasenra | US
Product sales
Product Sales	$ 201						$ 357
Actual %, year-on-year	32.00%						31.00%
Fasenra | Europe
Product sales
Product Sales	$ 73						$ 136
Actual %, year-on-year	72.00%						54.00%
CER %, year-on-year	55.00%						39.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 41						$ 79
Actual %, year-on-year	28.00%						34.00%
CER %, year-on-year	21.00%						27.00%
Daliresp/Daxas
Product sales
Product Sales	$ 54	60	54	57	53	53
Daliresp/Daxas | World
Product sales
Product Sales	$ 54						$ 114
Actual %, year-on-year	3.00%						8.00%
CER %, year-on-year	3.00%						7.00%
Daliresp/Daxas | Emerging Markets
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	29.00%						20.00%
CER %, year-on-year	23.00%						18.00%
Daliresp/Daxas | US
Product sales
Product Sales	$ 49						$ 103
Actual %, year-on-year	10.00%						15.00%
Daliresp/Daxas | Europe
Product sales
Product Sales	$ 4						$ 8
Actual %, year-on-year	(37.00%)						(36.00%)
CER %, year-on-year	(36.00%)						(42.00%)
Daliresp/Daxas | Established ROW
Product sales
Product Sales							$ 1
Actual %, year-on-year	(85.00%)						(56.00%)
CER %, year-on-year	(80.00%)						(60.00%)
Bevespi
Product sales
Product Sales	$ 13	13	12	14	10	12
Bevespi | World
Product sales
Product Sales	$ 13						$ 26
Actual %, year-on-year	34.00%						20.00%
CER %, year-on-year	33.00%						18.00%
Bevespi | Emerging Markets
Product sales
Product Sales	$ 1						$ 2
Bevespi | US
Product sales
Product Sales	$ 10						$ 20
Actual %, year-on-year	6.00%						(5.00%)
Bevespi | Europe
Product sales
Product Sales	$ 2						$ 4
Breztri
Product sales
Product Sales	56	27	6	10	7	4
Breztri | World
Product sales
Product Sales	56						82
Breztri | Emerging Markets
Product sales
Product Sales	17						27
Breztri | US
Product sales
Product Sales	31						43
Breztri | Europe
Product sales
Product Sales	1						1
Breztri | Established ROW
Product sales
Product Sales	7						11
Respiratory, Others
Product sales
Product Sales	130	160	125	90	70	113
Respiratory, Others | World
Product sales
Product Sales	$ 130						$ 291
Actual %, year-on-year	85.00%						58.00%
CER %, year-on-year	70.00%						47.00%
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 59						$ 135
Actual %, year-on-year							69.00%
CER %, year-on-year							55.00%
Respiratory, Others | US
Product sales
Product Sales	24						$ 60
Respiratory, Others | Europe
Product sales
Product Sales	$ 44						$ 89
Actual %, year-on-year	5.00%
CER %, year-on-year	(6.00%)						(9.00%)
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 3						$ 7
Actual %, year-on-year	37.00%						(16.00%)
CER %, year-on-year	9.00%						(25.00%)
Total Other medicines
Product sales
Product Sales	$ 454	548	733	734	563	557
Total Other medicines | World
Product sales
Product Sales	$ 454						$ 1,003
Actual %, year-on-year	(19.00%)						(10.00%)
CER %, year-on-year	(23.00%)						(14.00%)
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 239						$ 536
Actual %, year-on-year	1.00%						10.00%
CER %, year-on-year	(4.00%)						5.00%
Total Other medicines | US
Product sales
Product Sales	$ 47						$ 100
Actual %, year-on-year	(27.00%)						(34.00%)
Total Other medicines | Europe
Product sales
Product Sales	$ 68						$ 145
Actual %, year-on-year	(41.00%)						(40.00%)
CER %, year-on-year	(45.00%)						(42.00%)
Total Other medicines | Established ROW
Product sales
Product Sales	$ 100						$ 222
Actual %, year-on-year	(31.00%)						(8.00%)
CER %, year-on-year	(32.00%)						(12.00%)
Nexium
Product sales
Product Sales	$ 336	403	377	401	377	338
Nexium | World
Product sales
Product Sales	$ 336						$ 739
Actual %, year-on-year	(11.00%)						4.00%
CER %, year-on-year	(14.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 185						$ 419
Actual %, year-on-year	1.00%						13.00%
CER %, year-on-year	(4.00%)						9.00%
Nexium | US
Product sales
Product Sales	$ 35						$ 67
Actual %, year-on-year	(14.00%)						(17.00%)
Nexium | Europe
Product sales
Product Sales	$ 18						$ 36
Actual %, year-on-year	23.00%						(2.00%)
CER %, year-on-year	11.00%						(11.00%)
Nexium | Established ROW
Product sales
Product Sales	$ 98						$ 217
Actual %, year-on-year	(29.00%)						(4.00%)
CER %, year-on-year	(31.00%)						(8.00%)
Synagis
Product sales
Product Sales	$ 24	24	78	118	90	85
Synagis | World
Product sales
Product Sales	$ 24						$ 49
Actual %, year-on-year	(73.00%)						(72.00%)
CER %, year-on-year	(73.00%)						(72.00%)
Synagis | US
Product sales
Product Sales	$ 3						$ 5
Actual %, year-on-year	(78.00%)						(77.00%)
Synagis | Europe
Product sales
Product Sales	$ 21						$ 44
Actual %, year-on-year	(72.00%)						(71.00%)
CER %, year-on-year	(72.00%)						(71.00%)
Seroquel XR/IR
Product sales
Product Sales	$ 21	29	19	35	27	36
Seroquel XR/IR | World
Product sales
Product Sales	$ 21						$ 50
Actual %, year-on-year	(23.00%)						(21.00%)
CER %, year-on-year	(19.00%)						(21.00%)
Seroquel XR/IR | Emerging Markets
Product sales
Product Sales	$ 11						$ 25
Actual %, year-on-year	(26.00%)						(9.00%)
CER %, year-on-year	(27.00%)						(8.00%)
Seroquel XR/IR | US
Product sales
Product Sales	$ 3						$ 10
Actual %, year-on-year							(29.00%)
Seroquel XR/IR | Europe
Product sales
Product Sales	$ 7						$ 14
Actual %, year-on-year	(5.00%)						(4.00%)
CER %, year-on-year	2.00%						(3.00%)
Seroquel XR/IR | Established ROW
Product sales
Product Sales							$ 1
Actual %, year-on-year							(88.00%)
CER %, year-on-year	(87.00%)						(88.00%)
Losec/Prilosec
Product sales
Product Sales	$ 46	54	39	45	45	54
Losec/Prilosec | World
Product sales
Product Sales	$ 46						$ 100
Actual %, year-on-year	2.00%						1.00%
CER %, year-on-year	(6.00%)						(5.00%)
Losec/Prilosec | Emerging Markets
Product sales
Product Sales	$ 38						$ 84
Actual %, year-on-year	2.00%						4.00%
CER %, year-on-year	(7.00%)						(4.00%)
Losec/Prilosec | US
Product sales
Actual %, year-on-year	(68.00%)						(90.00%)
Losec/Prilosec | Europe
Product sales
Product Sales	$ 8						$ 15
Actual %, year-on-year	49.00%						56.00%
CER %, year-on-year	42.00%						55.00%
Losec/Prilosec | Established ROW
Product sales
Product Sales							$ 1
Actual %, year-on-year	(82.00%)						(90.00%)
CER %, year-on-year	(87.00%)						(92.00%)
FluMist
Product sales
Product Sales	$ 1	2	179	116
FluMist | World
Product sales
Product Sales	1						$ 3
FluMist | Emerging Markets
Product sales
Product Sales							1
FluMist | Europe
Product sales
Product Sales							2
FluMist | Established ROW
Product sales
Product Sales	1
Other, Others
Product sales
Product Sales	26	36	$ 41	$ 19	$ 24	$ 44
Other, Others | World
Product sales
Product Sales	$ 26						$ 62
Actual %, year-on-year	10.00%						(9.00%)
CER %, year-on-year	1.00%						(13.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 5						$ 7
Other, Others | US
Product sales
Product Sales	$ 6						$ 18
Actual %, year-on-year	(30.00%)						(46.00%)
Other, Others | Europe
Product sales
Product Sales	$ 14						$ 34
Actual %, year-on-year	14.00%						20.00%
CER %, year-on-year	(3.00%)						11.00%
Other, Others | Established ROW
Product sales
Product Sales	$ 1						$ 3
Actual %, year-on-year	39.00%						(16.00%)
CER %, year-on-year	55.00%						(14.00%)
COVID 19
Product sales
Product Sales	$ 862	275
COVID 19 | World
Product sales
Product Sales	862						$ 1,136
COVID 19 | Emerging Markets
Product sales
Product Sales	413						455
COVID 19 | Europe
Product sales
Product Sales	347						572
COVID 19 | Established ROW
Product sales
Product Sales	102						109
Pandemic COVID-19 Vaccine
Product sales
Product Sales	862	$ 275
Pandemic COVID-19 Vaccine | World
Product sales
Product Sales	862						1,136
Pandemic COVID-19 Vaccine | Emerging Markets
Product sales
Product Sales	413						455
Pandemic COVID-19 Vaccine | Europe
Product sales
Product Sales	347						572
Pandemic COVID-19 Vaccine | Established ROW
Product sales
Product Sales	$ 102						$ 109